Expense Example {- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend Income Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend Income Fund- Class A
Expense Example:
1 year	$ 643
3 years	789
5 years	947
10 years	1,407
Fidelity Advisor Freedom Blend Income Fund- Class M
Expense Example:
1 year	445
3 years	645
5 years	862
10 years	1,487
Fidelity Advisor Freedom Blend Income Fund- Class C
Expense Example:
1 year	249
3 years	462
5 years	797
10 years	1,746
Fidelity Advisor Freedom Blend Income Fund- Class I Advisor
Expense Example:
1 year	47
3 years	148
5 years	258
10 years	579
Fidelity Advisor Freedom Blend Income Fund- Class Z
Expense Example:
1 year	37
3 years	116
5 years	202
10 years	$ 456